Financial Instruments	12 Months Ended
Dec. 31, 2015
Financial Instruments
Financial Instruments

27.Financial Instruments

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2014 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical Assets	Observable Inputs
	Total	(Level 1)	(Level 2)

Time deposits-short term	18,496,574	18,496,574	—
Time deposits-long term	673,000	673,000	—
Held-to-maturity securities-fixed rate investments	350,528	—	350,528
Other short-term investments	1,708,024	—	1,708,024

Total	21,228,126	19,169,574	2,058,552

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2015 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical Assets	Observable Inputs
	Total	(Level 1)	(Level 2)

Time deposits-short term	14,593,291	14,593,291	—
Time deposits-long term	1,110,000	1,110,000	—
Available-for-sale securities	1,136,073	1,136,073	—
Held-to-maturity securities-fixed rate investments	153,522	—	153,522
Other short-term investments	4,859,977	—	4,859,977

Total	21,852,863	16,839,364	5,013,499

The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term bank loans. For other financial assets and liabilities with carrying values that approximate fair value, if measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy. As of December 31, 2014 and 2015,  certain cost method investments (Note 9) were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to fair value, with impairment charges of RMB24.0 million and RMB12.0 million incurred and recorded in earnings for the years then ended.